Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Loans receivable - current		$ 24
Less: Allowance for loans receivable - current		(24)	$ (29)	$ (33)
Other receivable	$ 2	2
Other	127	141
Other current assets	$ 129	$ 143